Interests in affiliates (Tables)	12 Months Ended
Dec. 31, 2017
Interests In Affiliates Tables
Schedule of investments in affiliates

A summary of the financial information of the affiliate, Blue Sky, is set forth below:

	2017	2016
Balance Sheet:	US$’000	US$’000

Current assets	56,911	46,297

Non-current assets	26,544	25,847
Total assets	83,455	72,144

Total liabilities	(36,948)	(45,372)

Total shareholders’ equity	46,507	26,772

	2017	2016
Operating results:	US$’000	US$’000

Net sales	62,234	43,226

Operating income	4,439	3,841

Net income	3,863	3,473

A summary of the financial information of the affiliate, Jia Huan, is set forth below:

	2017	2016
Balance Sheet:	US$’000	US$’000

Current assets	21,374	22,021

Non-current assets	4,570	4,079
Total assets	25,944	26,100

Total liabilities	(10,215)	(11,694)

Total shareholders’ equity	15,729	14,406

	2017	2016
Operating results:	US$’000	US$’000

Net sales	16,301	16,684

Operating income	32	1,586

Net income	597	1,564